Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 10. FAIR VALUE MEASUREMENTS
At December 31, 2021, assets held in the Trust Account were comprised of $253,788,923 in cash. Through December 31, 2021, the Company withdrew no interest earned on the Trust.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability—Public Warrants	$6,756,519	$6,756,519	$—	$—

Warrant Liability—Private Placement Warrants	$9,549,874	$—	$—	$9,549,874

The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The Private Placement Warrants were initially valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. A Black Scholes Model was used in estimating the fair value of the Public Warrants for periods prior to their detachment and where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market.
The key inputs into the Black Scholes Model for the Public Warrants and the Modified Black Scholes Option Pricing Model for the Private Placement Warrants were as follows:

	January 12, 2021
	(Initial Measurement)		December 31, 2021
Input	Public Warrants	Private Warrants	Private Warrants
Stock Price	$10.00	$9.59	$10.25
Exercise Price	$11.50	$11.50	$11.50
Volatility	26.9%	26.0%	23.0%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00%	0.00%	0.00%
Risk Free Rate	1.21%	1.21%	1.26%
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 14, 2021 (inception)	$—	$—	$—
Initial measurement on March 9, 2021 (Initial Public Offering)	9,027,379	10,340,965	19,368,344
Change in fair value	522,495	(253,766)	268,729
Transfer to Level 1	—	(10,087,199)	(10,087,199)

Fair value as of December 31, 2021	$9,549,874	$—	$9,549,874

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the period from January 14, 2021 (inception) through December 31, 2021 was $10,087,199.